Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,734,000
Previously Paid Amount	0.00
Total Fee Amount	239.47
Total Offset Amount	0.00
Net Fee	239.47
Narrative - Max Aggregate Offering Price	$ 1,734,000
Final Prospectus	true